LOANS	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
LOANS

NOTE D - LOANS

Following is a summary of loans at December 31, 2016 and December 31, 2015:

	December 31, 2016		December 31, 2015
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$2,463	0.80%	$2,625	0.90%
Commercial ADC	24,583	7.95%	18,735	6.41%
Farmland	3,826	1.24%	2,615	0.89%
Multifamily	11,980	3.88%	11,475	3.93%
Owner occupied	70,279	22.74%	71,968	24.62%
Non-owner occupied	68,079	22.02%	58,244	19.92%
Total commercial real estate	181,210	58.63%	165,662	56.57%

Commercial
Commercial and industrial	41,935	13.56%	43,575	14.88%
Agriculture	209	0.07%	83	0.03%
Other	1,636	0.53%	52	0.02%
Total commercial	43,780	14.16%	43,710	14.93%

Residential mortgage
First lien, closed-end	43,811	14.17%	46,148	15.76%
Junior lien, closed-end	887	0.29%	1,240	0.42%
Total residential mortgage	44,698	14.46%	47,388	16.18%

Home equity lines	35,119	11.36%	32,083	10.95%

Consumer – other	4,278	1.39%	4,022	1.37%

Total gross loans	$309,085	100.00%	$292,865	100.00%
Deferred loan origination fees, net	(593)		(503)
Total loans	$308,492		$292,362

Loans are primarily originated for customers residing in Lincoln, Gaston, Rutherford, Catawba, and Iredell Counties in North Carolina. Real estate loans can be affected by the condition of the local real estate market. Commercial and industrial loans can be affected by the local economic conditions.

Non-Accrual and Past Due Loans

Non-accrual loans, segregated by category, were as follows:

	December 31, 2016	December 31, 2015
In thousands
Commercial real estate:
Commercial ADC	$1,022	$1,063
Farmland	43	—
Multi-family	153	—
Owner occupied	55	459
Non-owner occupied	37	45
Total commercial real estate	1,310	1,567
Commercial:
Commercial and industrial	1,139	46
Total commercial	1,139	46
Residential mortgage first lien, closed-end	179	382
Home equity lines	—	9
Consumer – other	—	43
Total non-accrual loans	$2,628	$2,047

Interest foregone on non-accrual loans was approximately $126,000 and $93,000 for the years ended December 31, 2016 and 2015, respectively.

An analysis of past due loans segregated by class, was as follows:

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2016
Commercial real estate:
Residential ADC	$—	$—	$—	$2,463	$2,463	$—
Commercial ADC	1,232	1,016	2,248	22,335	24,583	—
Farmland	—	—	—	3,826	3,826	—
Multifamily	—	—	—	11,980	11,980	—
Owner occupied	—	—	—	69,686	69,686	—
Non-owner occupied	14	—	14	68,065	68,079	—
Total commercial real estate	1,246	1,016	2,262	178,355	180,617	—
Commercial:
Commercial and industrial	29	56	85	41,850	41,935	—
Agriculture	—	—	—	209	209	—
Other	—	—	—	1,636	1,636	—
Total commercial	29	56	85	43,695	43,780	—
Residential mortgage:
First lien, closed end	24	128	152	43,659	43,811	—
Junior lien, closed-end	—	—	—	887	887	—
Total residential mortgage	24	128	152	44,546	44,698	—
Home equity lines	111	247	358	34,761	35,119	247
Consumer – other	10	—	10	4,268	4,278	—
Total loans	$1,420	$1,447	$2,867	$305,625	$308,492	$247

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2015
Commercial real estate:
Residential ADC	$—	$—	$—	$2,625	$2,625	$—
Commercial ADC	—	1,063	1,063	17,672	18,735	—
Farmland	—	—	—	2,615	2,615	—
Multifamily	171	—	171	11,304	11,475	—
Owner occupied	468	—	468	71,500	71,968	—
Non-owner occupied	69	—	69	58,175	58,244	—
Total commercial real estate	708	1,063	1,771	163,891	165,662	—
Commercial:
Commercial and industrial	15	44	59	43,013	43,072	—
Agriculture	—	—	—	83	83	—
Other	—	—	—	52	52	—
Total commercial	15	44	59	43,148	43,207	—
Residential mortgage:
First lien, closed end	53	258	311	45,837	46,148	—
Junior lien, closed-end	—	—	—	1,240	1,240	—
Total residential mortgage	53	258	311	47,077	47,388	—
Home equity lines	274	126	400	31,683	32,083	117
Consumer – other	91	42	133	3,889	4,022	—
Total loans	$1,141	$1,533	$2,674	$289,688	$292,362	$117

Impaired loans

Impaired loans as of December 31, 2016 and December 31, 2015 are set forth in the following tables.

	Loans without an allowance at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$2,920	$2,253	$—	$2,307	$54
Farmland	43	43	—	19	1
Multifamily	153	153	—	119	1
Owner occupied	2,006	2,006	—	2,005	110
Non-owner occupied	37	37	—	41	—
Total commercial real estate	5,159	4,492	—	4,491	166

Commercial
Commercial and industrial	178	130	—	459	8
Total commercial	178	130	—	459	8

Residential mortgage
First lien, closed-end	305	226	—	351	3
Total residential mortgage	305	226	—	351	3

Home equity lines	338	338	—	259	18

Consumer – other	—	—	—	39	—

Total loans	$5,980	$5,186	$—	$5,599	$195

	Loans with a related allowance at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Owner occupied	$153	$152	$35	$173	$4
Total commercial real estate	153	152	35	173	4

Commercial
Commercial and industrial	2,065	1,865	840	946	76
Total commercial	2,065	1,865	840	946	76

Residential mortgage
First lien, closed-end	812	812	39	828	20
Total residential mortgage	812	812	39	828	20

Home equity lines	—	—	—	1	—

Total loans	$3,030	$2,829	$914	$1,948	$100

	Total Impaired Loans at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$2,920	$2,253	$—	$2,307	$54
Farmland	43	43	—	19	1
Multifamily	153	153	—	119	1
Owner occupied	2,159	2,158	35	2,178	114
Non-owner occupied	37	37	—	41	—
Total commercial real estate	5,312	4,644	35	4,664	170

Commercial
Commercial and industrial	2,243	1,995	840	1,405	84
Total commercial	2,243	1,995	840	1,405	84

Residential mortgage
First lien, closed-end	1,117	1,038	39	1,179	23
Total residential mortgage	1,117	1,038	39	1,179	23

Home equity lines	338	338	—	260	18

Consumer – other	—	—	—	39	—

Total loans	$9,010	$8,015	$914	$7,547	$295

	Loans without an allowance at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance		Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$3,017	$2,351	$—		$2,353	$85
Owner occupied	2,135	2,135	—		2,338	79
Non-owner occupied	45	45	—		134	2
Total commercial real estate	5,197	4,531	—		4,825	166

Commercial
Commercial and industrial	551	546	—		578	36
Total commercial	551	546	—		578	36

Residential mortgage
First lien, closed-end	500	433	—		480	8
Total residential mortgage	500	433	—		480	8

Home equity lines	289	289		—	286	8

Consumer -other	114	114	—		13	3

Total loans	$6,651	$5,913	$—		$6,182	$221

	Loans with a related allowance at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$—	$—	$—	$103	$—
Owner occupied	318	318	$23	$186	$25
Total commercial real estate	318	318	23	289	25

Commercial
Commercial and industrial	455	455	80	451	31
Total commercial	455	455	80	451	31

Residential mortgage
First lien, closed-end	846	846	102	967	49
Total residential mortgage	846	846	102	967	49

Home equity lines	9	9	9	1	—

Consumer - other	—	—	—	1	—

Total loans	$1,628	$1,628	$214	$1,709	$105

	Total Impaired Loans at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$3,017	$2,351	$—	$2,456	$85
Owner occupied	2,453	2,453	23	2,524	104
Non-owner occupied	45	45	—	134	2
Total commercial real estate	5,515	4,849	23	5,114	191

Commercial
Commercial and industrial	1,005	1,001	80	1,029	67
Total commercial	1,005	1,001	80	1,029	67

Residential mortgage
First lien, closed-end	1,346	1,279	102	1,447	57
Total residential mortgage	1,346	1,279	102	1,447	57

Home equity lines	299	298	9	287	8

Consumer – other	114	114	—	14	3

Total loans	$8,279	$7,541	$214	$7,891	$326

At December 31, 2016 there were two loans totaling $247,000 past due 90 days or more, which were still accruing interest. There was one loan totaling $117,000 past due 90 days or more and still accruing interest at December 31, 2015.

Troubled Debt Restructures

As of December 31, 2016, eleven loans totaling $4,992,000 were identified as troubled debt restructurings and considered impaired, none of which had unfunded commitments. Ten loans totaling $4,853,000 were identified as troubled debt restructurings and considered impaired at December 31, 2015, none of which had unfunded commitments. Of the eleven loans identified as troubled debt restructurings at December 31, 2016, ten loans totaling $4,616,000 were accruing interest, and of the ten loans identified as troubled debt restructurings at December 31, 2015, nine loans totaling $4,725,000 were accruing interest.

For the years ended December 31, 2016 and 2015, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2016
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Other
Commercial:
Commercial and industrial	1	$376	$376
Total commercial	1	376	376
Total	1	$376	$376

Grand Total	1	$376	$376

	Year ended December 31, 2015
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Extended payment terms
Commercial real estate:
Owner occupied	2	$971	$971
Total commercial real estate	2	971	971
Total	2	$971	$971

Grand Total	2	$971	$971

Qualitative factors are calculated for each segment of the loan portfolio. Factors include economic, concentrations, trends in terms of volume and mix, interest rate movement, and delinquency. If a restructured loan is delinquent, it is addressed in the delinquency factor for that segment. Because the number and dollar amounts of restructured loans represent a relatively small percentage (2%) of the total loan balances there is no specific qualitative factor tied to restructured loans.

There were no loans that were modified as troubled debt restructurings within the previous 12 months for which there was a payment default during the years ended December 31, 2016 or 2015.

If a restructured loan defaults after being restructured, the loan is liquidated or charged off. Defaults of restructured loans are addressed in the qualitative factor of the delinquency component.

The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2016 and 2015.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2016	(dollars in thousands)

Other	—	$—	1	$376	—	$—	—	$—
Total	—	$—	1	$376	—	$—	—	$—

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2015	(dollars in thousands)

Extended payment terms	—	$—	2	$971	—	$—	—	$—
Total	—	$—	2	$971	—	$—	—	$—

Credit Quality Indicators

As part of the on-going monitoring of credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) the local, state and national economic outlook, (ii) concentrations of credit, (iii) interest rate movements, (iv) volume, mix and size of loans and (v) delinquencies. The Company also has an internal Loan Review Officer that monitors risk grades on an on-going basis. Furthermore, the Company employs a third party contractor to perform an annual loan review. The scope of the review is typically 50 - 60% of the loan portfolio.

The Company utilizes a risk-grading matrix to assign a risk grade to each of its Commercial and Consumer loans. Loans are graded on a scale of 1-9. Risk grades 1-5 represent pass rated loans. The general characteristics of the 9 risk grades are broken down into commercial and consumer and described below:

Loan Portfolio Risk Grades

Pass credits are grades 1-5 and represent credits with above average risk characteristics that are in accordance with loan policy guidelines regarding repayment ability, loan to value, and credit history. These types of credits have very few exceptions to policy.

Grade 6 – Watch List or Special Mention. The loans in this category include the following characteristics:

●	Loans with one or more major exceptions with no mitigating factors.

●	Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practice.

●	Loans where adverse economic conditions that develop subsequent to the loan origination that do not jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

Grade 7 – Substandard. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. The weaknesses may include, but are not limited to (i) high debt to worth ratios, (ii) declining or negative earnings trends, (iii) declining or inadequate liquidity, (iv) improper loan structure, (v) questionable repayment sources, (vi) lack of well-defined secondary repayment source, and (vii) unfavorable competitive comparisons.

Grade 8 – Doubtful. Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are injection of capital, alternative financing and liquidation of assets or the pledging of additional collateral. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

Grade 9 – Loss. Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recoveries may be realized in the future. Probable Loss portions of Doubtful assets should be charged against the Allowance for Loan Losses. Loans may reside in this classification for administrative purposes for a period not to exceed the earlier of thirty (30) days or calendar quarter-end.

The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2016

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,463	$—	$—	$—	$—
Commercial ADC	21,832	1,729	1,022	—	—
Farmland	3,783	—	43	—	—
Multifamily	11,827	—	153	—	—
Owner occupied	66,820	1,303	1,563	—	—
Non-owner occupied	66,511	1,276	292	—	—
Total commercial real estate	173,236	4,308	3,073	—	—
Commercial:
Commercial and industrial	39,918	442	1,575	—	—
Agriculture	209	—	—	—	—
Other	1,636	—	—	—	—
Total commercial	41,763	442	1,575	—	—
Residential mortgage:
First lien, closed-end	41,822	1,174	815	—	—
Junior lien, closed-end	437	—	450	—	—
Total residential mortgage	42,259	1,174	1,265	—	—
Home equity lines	33,274	1,579	266	—	—
Consumer – other	4,111	167	—	—	—

Total	$294,643	$7,670	$6,179	$—	$—

December 31, 2015

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,625	$—	$—	$—	$—
Commercial ADC	15,868	516	2,351	—	—
Farmland	2,615	—	—	—	—
Multifamily	11,475	—	—	—	—
Owner occupied	67,727	2,392	1,849	—	—
Non-owner occupied	56,842	1,357	45	—	—
Total commercial real estate	157,152	4,265	4,245	—	—
Commercial:
Commercial and industrial	40,443	2,146	483	—	—
Agriculture	83	—	—	—	—
Other	52	—	—	—	—
Total commercial	40,578	2,146	483	—	—
Residential mortgage:
First lien, closed-end	42,560	3,113	475	—	—
Junior lien, closed-end	725	476	39	—	—
Total residential mortgage	43,285	3,589	514	—	—
Home equity lines	30,086	1,680	317	—	—
Consumer – other	3,713	309	—	—	—

Total	$274,814	$11,989	$5,559	$—	$—

Allowance for Loan Losses

The allowance for loan losses represents management’s estimate of an amount adequate to provide for probable losses inherent in the loan portfolio. Management determines the allowance for loan losses based on a number of factors, including a review and evaluation of the Company’s loan portfolio and current and projected economic conditions locally and nationally. The allowance is monitored and analyzed in conjunction with the Company’s loan analysis and grading program. Based on this methodology, provisions for loan losses are made to maintain an adequate allowance for loan losses. The allowance for loan losses is created by direct charges to operations. Losses on loans are charged against the allowance for loan losses in the accounting period in which they are determined by management to be uncollectible. Recoveries during the period are credited to the allowance. The provision for loan losses is the amount necessary to adjust the allowance for loan losses to the amount that management has determined to be adequate to provide for probable losses inherent in the loan portfolio. The Company recorded negative loan loss provisions of ($27,000) and ($270,000) for the years ended December 31, 2016 and December 31, 2015 respectively. Management realizes that general economic trends greatly affect loan losses, and no assurances can be made that future charges to the allowance for loan losses may not be significant in relation to the amount provided during a particular period, or that future evaluations of the loan portfolio based on conditions then prevailing will not require sizable additions to the allowance, thus necessitating similarly sizable charges to income.

Based on its best judgment, evaluation, and analysis of the loan portfolio, management considers the allowance for loan losses to be appropriate in light of the risk inherent in the Company’s loan portfolio for the reporting periods.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2016 and 2015:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge-offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2016
Commercial real estate	$2,173	$(590)	$(71)	$95	1,607
Commercial and industrial	542	913	(301)	17	1,171
Residential mortgage	482	(55)	—	—	427
Consumer	328	(97)	(68)	25	188
Unallocated	198	(198)	—	—	—
Total	$3,723	$(27)	$(440)	$137	$3,393

December 31, 2015
Commercial real estate	$2,311	$(171)	$(108)	$141	2,173
Commercial and industrial	676	(229)	—	95	542
Residential mortgage	444	170	(132)	—	482
Consumer	354	(21)	(17)	12	328
Unallocated	217	(19)	—	—	198
Total	$4,002	$(270)	$(257)	$248	$3,723

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2016
Commercial real estate	$35	$1,572	$1,607
Commercial and industrial	840	331	1,171
Residential mortgage	39	388	427
Consumer	—	188	188
Unallocated	—	—	—
Total	$914	$2,479	$3,393

December 31, 2015
Commercial real estate	$23	$2,150	$2,173
Commercial and industrial	80	462	542
Residential mortgage	102	380	482
Consumer	9	319	328
Unallocated	—	198	198
Total	$214	$3,509	$3,723

The Company’s recorded investment in loans as of December 31, 2016 and December 31, 2015 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2016		December 31, 2015
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$4,644	$176,566	$4,849	$160,813
Commercial and industrial	1,995	41,785	1,001	42,710
Residential mortgage	1,038	43,660	1,279	46,109
Consumer	338	39,059	412	35,692
Unearned Discounts	—	(593)	—	(503)

Total	$8,015	$300,477	$7,541	$284,821

At December 31, 2016 the Company had pre-approved but unused lines of credit totaling $50.6 million. In management’s opinion these unused lines of credit represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.

The Company has entered into loan transactions with certain of its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features.

A summary of related party loan activity as of December 31, 2016 and 2015 is as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Balance, beginning of year	$2,347	$1,123
Loan disbursements	279	1,751
Loan repayments	(583)	(527)
Changes in related parties	—	—
Balance, end of year	$2,043	$2,347

At December 31, 2016 and 2015 the Company had pre-approved but unused lines of credit totaling $322,000 and $289,000, respectively, to executive officers, directors and their related interests. Related party deposits totaled $1,838,000 and $1,995,000 at December 31, 2016 and 2015, respectively.